RELATED PARTIES DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES DISCLOSURES [Abstract]
Trade Receivables Due from Related Parties
Trade receivables consisted of receivables due from the following related parties:

	December 31,
(In millions)	2020	2019	2018
TP JGC Coral France SNC	€30.9	€35.6	€27.5
TTSJV WLL	12.1	19.9	-
TPIT & DAR Engineering	2.6	-	-
Novarctic	7.0	0.4	-
Others	7.4	2.7	2.6
Total trade receivables	€60.0	€58.6	€30.1

Trade Payables Due to Related Parties
Trade payables consisted of payables due to the following related parties:

	December 31,
(In millions)	2020	2019	2018
Saipem	€12.7	€-	€-
Chiyoda	11.6	22.1	61.1
Suez Group S.A.	6.1	-	-
JGC Corporation	1.5	13.4	60.7
Nipigas	1.4	-	-
Others	0.4	2.5	1.8
Total trade payables	€33.7	€38.0	€123.6

Revenue Transactions between Related Parties
Revenue consisted of amounts with the following related parties:

(In millions)	2020	2019	2018
TTSJV WLL	€41.7	€113.9	€-
TP JGC Coral France SNC	42.5	98.3	94.4
Anadarko Petroleum Company	-	13.9	3.1
Novarctic	8.5	-	-
TPIT & DAR Engineering	1.3	-	-
Others	-	1.6	14.1
Total revenue	€94.0	€227.7	€111.6

Expenses with Related Parties
Expenses consisted of amounts with the following related parties:

(In millions)	2020	2019	2018
Saipem	€15.9	€-	€-
Nipigas	1.4	-	-
JGC Corporation	0.4	18.6	68.9
Chiyoda	1.2	22.4	45.0
Others	0.6	5.3	25.6
Total expenses	€19.5	€46.3	€139.5

Transactions with Related Parties and Equity Affiliates
The components of Net Contributions From / (Distributions To) TechnipFMC in the combined statement of changes in invested equity for all periods presented were as follows:

	December 31,
(In millions)	2020	2019	2018
Corporate allocations	€381.2	€322.8	€314.7
Change in cash pooling balances	30.6	51.3	(78.2)
Dividend declared and cash settled to TechnipFMC	(337.6)	(527.8)	(232.8)
Net Assets from/(to) parent for business combinations and divestures	-	-	(54.0)
Non-monetary (dividend to)/distribution from TechnipFMC	(144.1)	147.6	(379.8)
Total net contributions from / (distributions to) TechnipFMC per combined statements of changes in invested equity	€(69.9)	€(6.1)	€(430.1)

A reconciliation of Net Contributions From / (Distributions To) TechnipFMC to the corresponding amounts presented in the combined statement of cash flows for all periods presented is as follows:

	December 31,
(In millions)	2020	2019	2018
Net transfers to Parent per combined statement of changes in equity	€(69.9)	€(6.1)	€(430.1)
Corporate allocations	(381.2)	(322.8)	(314.7)
Net assets transfers (to) from Parent for business combinations and divestitures	-	-	54.0
Others	(324.8)	(84.0)	(6.4)
Total net contributions from/(distributions to) TechnipFMC per combined statement of cash flows	€(775.9)	€(412.9)	€(697.2)

Due from TechnipFMC consisted of:

(In millions)	2020	2019	2018
Trade receivable	€65.2	€14.9	€23.0
Loans due from TechnipFMC	56.6	1.1	0.8
Total financial assets due from TechnipFMC	€121.8	€16.0	€23.8

Due to TechnipFMC consisted of:

	December 31,
(In millions)	2020	2019	2018
Trade payable	€73.5	€20.3	€74.8
Loans due to TechnipFMC	3.7	4.6	23.6
Dividends due to TechnipFMC	-	-	17.8
Total due to TechnipFMC	€77.2	€24.9	€116.2

Related party revenue and operating expenses with TechnipFMC in the combined statement of income consisted of:

(In millions)	2020	2019	2018
Revenue	€47.4	€48.4	€67.9
Expenses	23.4	24.3	46.3
Dividends Income	€-	€-	€6.1

Key Management Remuneration
Key management remuneration is as follows:

	Year Ended December 31,
(In millions)	2020	2019	2018
Salaries, bonuses and fringe benefits	€0.4	€0.5	€0.5
Taxable benefits	0.0	-	0.1
Annual Incentive	0.5	1.2	0.9
Long-term incentive awards	0.2	1.6	4.0
Pension related benefits	0.1	0.1	0.1
Total	€1.2	€3.4	€5.6